Maintenance rights intangible and lease premium, net (Movements in maintenance rights intangible) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights intangible at beginning of period	$ 2,117,034
Maintenance rights intangible at end of period	1,464,599	$ 2,117,034
Maintenance Rights Intangible [Member]
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights intangible at beginning of period	2,117,034	3,068,318
EOL and MR contract maintenance rights expense	(355,845)	(381,637)
MR contract maintenance rights write-off due to maintenance liability release	(77,494)	(173,971)
EOL contract maintenance rights write-off due to cash receipt	(106,433)	(96,503)
EOL and MR contract intangible write-off due to sale of aircraft	(112,663)	(284,411)
Transfer to other assets	0	(17,162)
Additions due to aircraft acquisitions	0	2,400
Maintenance rights intangible at end of period	$ 1,464,599	$ 2,117,034